7. Short-term investments	12 Months Ended
Dec. 31, 2019
Short term investment [absract]
Short-term investments

7.   Short-term investments

	Weighted Average Rate (p.a.)	2019	2018

Local Currency
Government bonds	104.2% of CDI	56,532	21,100
Investment funds	100.2% of CDI	862,868	365,249
Total Local Currency		919,400	386,349

Foreign currency
Deposits with banks	3.0%	1,713	92,015
Government bonds	1.8%	29,684	-
Investment funds	-	2,965	-
Total foreign currency		34,362	92,015

Total		953,762	478,364